Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financing receivables, gross	¥ 326,255		¥ 421,494
Less: allowance for financing receivables	(196,489)		(186,770)	¥ (15,829)
Financing receivables, net	129,766		234,724
Current portion	1,122	$ 172	105,344
Non-current portion	128,644	$ 19,716	129,380
Micro Credit personal Loans [Member]
Financing receivables, gross	130,311		194,517
Corporate Loans [Member]
Financing receivables, gross	¥ 195,944		¥ 226,977